CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES	$ 1,422,680	$ 1,677,614	$ 1,508,166
COST OF REVENUES	1,069,161	1,211,306	1,179,048
GROSS PROFIT	353,519	466,308	329,118
OPERATING COSTS AND EXPENSES:
Research and development	79,808	83,911	85,386
Marketing, general and administrative	72,454	80,282	77,221
Restructuring gain from sale of machinery and equipment, net	(52,168)	(20,243)	0
Restructuring expense	19,662	10,684	0
Merger-contract termination fee, net	(313,501)	0	0
TOTAL OPERATING COSTS AND EXPENSES	(193,745)	154,634	162,607
OPERATING PROFIT	547,264	311,674	166,511
FINANCING INCOME (EXPENSE), NET	30,531	(12,767)	(12,873)
OTHER INCOME (EXPENSE), NET	7,047	(6,934)	1,461
PROFIT BEFORE INCOME TAX	584,842	291,973	155,099
INCOME TAX EXPENSE, NET	(65,312)	(25,502)	(1,024)
NET PROFIT	519,530	266,471	154,075
Net income attributable to non-controlling interest	(1,036)	(1,902)	(4,063)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 518,494	$ 264,569	$ 150,012
BASIC EARNINGS PER SHARE
Earnings per share	$ 4.7	$ 2.42	$ 1.39
Weighted average number of shares	110,289	109,349	108,279
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 4.66	$ 2.39	$ 1.37
Net profit used for diluted earnings per share	$ 518,494	$ 264,569	$ 150,012
Weighted average number of ordinary shares outstanding used for diluted earnings per share	111,216	110,754	109,798